Convertible Debentures (Details)												12 Months Ended
	Nov. 01, 2021 CAD ($) $ / shares	Apr. 18, 2021 CAD ($) $ / shares	Apr. 10, 2021 CAD ($)	Dec. 10, 2020 CAD ($) $ / shares	Jul. 04, 2020 CAD ($)	Dec. 14, 2019 CAD ($) $ / shares	Nov. 14, 2019 CAD ($) $ / shares	Jun. 17, 2019 CAD ($) $ / shares	Apr. 10, 2019 CAD ($) $ / shares	Dec. 13, 2018 CAD ($) $ / shares shares	Nov. 28, 2018 CAD ($) $ / shares shares	Oct. 31, 2022 CAD ($) $ / shares	Oct. 31, 2021 CAD ($) $ / shares	Oct. 31, 2020 CAD ($) $ / shares	Jul. 22, 2022 CAD ($) $ / shares	Jun. 02, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Fair value of warrants															$ 4,732,000	$ 4,732,000
Warrants exercise price | $ / shares												$ 2.5774	$ 2.5995	$ 0.4159	$ 2.73
Equity component												$ 717,000	$ 859,000
Outstanding debt												12,257,000	13,493,000
Repayment of principle amount												2,794,000	4,906,000
Broker Warrants
Disclosure of detailed information about borrowings [line items]
Debt issuance costs										$ 618,000
Warrants issued | shares										504,733
Fair value of warrants										$ 93,000
Number of common shares for each warrant | shares										1
Warrants exercise price | $ / shares										$ 0.75
Fair value liability component										$ 8,907,000
Deferred tax										654,000
Equity component										2,422,000
Debt issuance costs debt component										486,000
Debt issuance costs equity component										$ 132,000
Risk Adjusted discount rate | Broker Warrants
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input										0.22
Unsecured convertible debentures
Disclosure of detailed information about borrowings [line items]
Number of convertible debentures under private placement | shares											20,000
Issue price | $ / shares										$ 1	$ 1
Amount of convertible debentures				$ 1,250,000							$ 20,000
Interest rate				8.50%	8.50%	10.00%	10.00%	10.00%	10.00%		8.50%
Maturity period					3 years	2 years	2 years	2 years	2 years		2 years
Number of convertible debentures issued | shares										11,330
Proceeds from convertible debentures							$ 2,000,000	$ 3,200,000	$ 8,360,000	$ 11,330,000
Debt issuance costs									58,000
Fair value liability component				$ 1,062,000		$ 1,707,000	1,707,000	2,732,000	7,138,000
Warrant, measurement input						0.22
Deferred tax				188,000		$ 175,000	104,000	468,000	1,222,000
Equity component				$ 42,000		$ 40,000	$ 24,000	$ 128,000	330,000
Debt issuance costs debt component									50,000
Debt issuance costs equity component									$ 8,000
Outstanding debt					$ 10,808,000
Amount of debt extinguished			$ 2,000,000
Repayment of principle amount			$ 3,533,000
Convertible Debentures												7,466,000	8,163,000	$ 25,822,000
Unsecured convertible debentures | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares				$ 0.22		$ 0.252	$ 0.252	$ 0.75	$ 0.75		$ 0.75
Unsecured convertible debentures | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares				$ 3.30			$ 3.78	$ 11.25	$ 11.25		$ 11.25
Unsecured convertible debentures | Broker Warrants
Disclosure of detailed information about borrowings [line items]
Debt issuance costs										$ 618,000
Unsecured convertible debentures | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input				0.15			0.22	0.22	0.22
Secured Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Interest rate	8.50%
Fair value liability component	$ 5,069,000
Deferred tax	1,072,000
Equity component	247,000
Outstanding debt	10,808,000
Conversion option transfer to contributed surplus	$ 1,445,000
Gain loss on extinguishment of debenture												(222,000)		$ 3,808,000
Repayment of principle amount												$ 1,340,000	$ 430,000
Secured Convertible Debenture | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares	$ 0.425
Secured Convertible Debenture | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares	$ 6.375
Secured Convertible Debenture | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input	0.22
New Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Amount of convertible debentures		$ 2,000,000
Interest rate		7.00%
Maturity period		2 years
Fair value liability component		$ 1,750,000
Equity component		250,000
Gain loss on extinguishment of debenture		$ (87,000)
New Convertible Debenture | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares		$ 0.75
New Convertible Debenture | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares		$ 11.25
New Convertible Debenture | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input		0.15